UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 97.09%		$839,362,369
(Cost $491,627,307)

Asset Management & Custody Banks 9.90%		85,624,786
Bank of New York Mellon Corp.	851,841	30,240,356
Northern Trust Corp.	227,500	17,783,675
State Street Corp.	524,857	37,600,755

Data Processing & Outsourced Services 0.29%		2,498,898
Total Systems Services, Inc.	127,625	2,498,898

Diversified Banks 7.10%		61,360,485
Comerica, Inc.	197,802	5,680,874
U.S. Bancorp.	594,346	18,192,931
Wachovia Corp.	491,144	8,482,057
Wells Fargo & Co.	958,197	29,004,623

Diversified Financial Services 7.73%		66,808,284
Bank of America Corp.	844,179	27,773,489
Citigroup, Inc.	373,790	6,986,135
JPMorgan Chase & Co.	788,793	32,048,660

Regional Banks 60.54%		523,435,647
BancorpSouth, Inc.	150,000	3,195,000
Bank of the Ozarks, Inc.	344,250	7,057,125
BB&T Corp.	977,978	27,402,944
Boston Private Financial Holdings, Inc.	115,137	901,523
Bryn Mawr Bank Corp.	383,894	9,236,490
City Holding Co.	85,335	3,795,701
CoBiz Financial, Inc.	694,926	6,678,239
Colonial BancGroup, Inc.	1,985,129	13,220,959
Commerce Bancshares, Inc.	809,163	35,303,782
Cullen/Frost Bankers, Inc.	692,400	36,517,176
F.N.B. Corp.	939,973	10,649,894
First Horizon National Corp.	733,441	6,894,345
First Midwest Bancorp, Inc.	281,200	5,773,036
Glacier Bancorp, Inc.	425,517	9,220,953
Hancock Holding Co.	519,194	23,306,619
Huntington Bancshares, Inc.	1,123,238	7,885,131
IBERIABANK Corp.	139,638	7,188,564
Independent Bank Corp.	640,546	16,756,683
KeyCorp.	577,778	6,095,558
M&T Bank Corp.	389,653	27,423,778
Marshall & Ilsley Corp.	293,700	4,464,240
MB Financial, Inc.	331,000	8,185,630
National City Corp.	2,503,010	11,839,237
Pacific Continental Corp.	73,780	833,714
Pinnacle Financial Partners, Inc. (I)	129,993	3,277,123
PNC Financial Services Group, Inc.	545,876	38,915,500
PrivateBancorp, Inc.	210,816	6,229,613
Prosperity Bancshares, Inc.	607,661	19,505,918
Signature Bank (I)	635,256	18,695,584
Southcoast Financial Corp. (I)	147,611	1,765,428
SunTrust Banks, Inc.	555,437	22,806,243
SVB Financial Group (I)	652,156	37,557,664
Synovus Financial Corp.	994,019	9,453,121

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer				Shares	Value

Regional Banks (continued)
TCF Financial Corp.				1,687,384	21,514,146
The Bancorp, Inc.				127,830	742,692
TriCo Bancshares				622,130	9,381,720
UCBH Holdings, Inc.				690,162	3,112,631
WestAmerica Bancorp.				392,646	20,417,592
Zions Bancorp.				691,300	20,234,351

Thrifts & Mortgage Finance 11.53%					99,634,269
Abington Bancorp, Inc.				217,385	2,169,502
Astoria Financial Corp.				265,050	5,929,168
Beneficial Mutual Bancorp, Inc. (I)				4,204	50,364
Berkshire Hills Bancorp, Inc.				57,592	1,526,188
Dime Community Bancshares				318,539	5,329,157
ESSA Bancorp, Inc.				161,539	2,148,469
Flushing Financial Corp.				276,660	4,877,516
Hudson City Bancorp., Inc.				546,190	9,973,429
Investors Bancorp, Inc. (I)				50,616	769,869
New York Community Bancorp, Inc.				318,387	5,291,592
Northwest Bancorp, Inc.				91,519	2,374,918
Parkvale Financial Corp.				82,907	1,984,794
People's United Financial, Inc.				1,995,846	33,889,465
Sovereign Bancorp, Inc.				164,254	1,563,698
Washington Federal, Inc.				927,198	17,245,883
WSFS Financial Corp.				82,833	4,510,257

	Interest	Maturity	Credit
Issuer, description	rate	date	rating (A)	Par value	Value

Capital Preferred Securities 1.12%					$9,630,434
(Cost $10,285,051)

Diversified Financial Services 1.12%					9,630,434
CBG Florida REIT Corp. (S)	7.114%	5/29/49	BB+	3,900,000	1,113,071
South Financial Group, Inc.				5,050	4,898,500
South Financial Group, Inc.				1,519	1,473,430
Webster Capital Trust IV	7.650	6/15/39	BB+	3,275,000	2,145,433

Short-term investments 1.68%					$14,514,000
(Cost $14,514,000)
Joint Repurchase Agreement 1.68%				Par Value
				(000)	14,514,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08 at
2.05% to be repurchased at $14,514,826 on 8-1-08, collateralized by $8,983,326 U.S. Treasury Inflation Indexed Bond 3.675% due 4-
15-28 (valued at $14,804,280 including interest).				$14,514	14,514,000

Total investments (Cost $516,426,358)† 99.89%					$863,506,803

Other assets and liabilities, net 0.11%					$989,544

Total net assets 100.00%					$864,496,347

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income producing security.

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,113,071 or 0.13% of the net assets of the Fund as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $516,914,128. Net unrealized appreciation aggregated $346,592,675, of which $400,277,450 related to appreciated investment securities and $53,684,775 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3 7/08
9/08

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 0.82%					$3,946,476
(Cost $3,850,000)

Oil & Gas Exploration & Production 0.82%					3,946,476
Interoil Corp., Sub Conv Deb (B)(G)	8.00	05-09-13	B	3,850	3,946,476

Issuer				Shares	Value
Common stocks 99.67%					$482,258,271
(Cost $515,752,260)

Aerospace & Defense 3.92%					18,955,309
AAR Corp. (I)				370,700	6,372,333
AeroVironment, Inc. (I)				385,626	12,582,976

Airlines 0.65%					3,162,000
Jetblue Airways, Corp. (I)				600,000	3,162,000

Application Software 6.31%					30,525,885
Concur Technologies, Inc. (I)				276,850	11,411,757
MAGMA Design Automation, Inc. (I)				633,000	4,013,220
Monotype Imaging Holdings, Inc. (I)				409,371	5,305,448
Tyler Technologies, Inc. (I)				370,872	5,926,535
Ultimate Software Group, Inc. (I)				147,500	3,868,925

Biotechnology 2.05%					9,903,750
BioMarin Pharmaceutical, Inc. (I)				118,000	3,840,900
Onyx Pharmaceuticals, Inc. (I)				149,700	6,062,850

Casinos & Gaming 2.38%					11,521,112
Bally Technologies, Inc. (I)				207,979	6,611,652
Pinnacle Entertainment, Inc. (I)				271,000	3,062,300
Progressive Gaming International Corp. (I)				1,100,000	1,320,000
Progressive Gaming International Corp. (I)(K)				439,300	527,160

Communications Equipment 1.90%					9,208,092
Comtech Telecommunications Corp. (I)				187,423	9,208,092

Computer Storage & Peripherals 1.01%					4,876,344
Synaptics, Inc. (I)				101,127	4,876,344

Construction & Farm Machinery & Heavy Trucks 1.86%					8,999,114
Force Protection, Inc. (I)				1,298,900	4,494,194
Force Protection, Inc. (I)(K)				1,302,000	4,504,920

Data Processing & Outsourced Services 1.31%					6,345,680
Euronet Worldwide, Inc. (I)				396,605	6,345,680

Diversified Commercial & Professional Services 4.44%					21,503,177
Acacia Research/Acacia Technologies, Inc. (I)				626,628	2,638,104
FTI Consulting, Inc. (I)				142,459	10,137,382
Hill International, Inc. (I)				514,908	8,727,691

Electrical Components & Equipment 2.76%					13,364,140
EnerSys, Inc. (I)				195,800	6,320,424
Fushi Copperweld, Inc. (I)(K)				166,980	2,613,237
Medis Technologies Ltd. (I)				1,303,082	4,430,479

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value
Electronic Equipment & Instruments 1.44%		6,953,462
FARO Technologies, Inc. (I)	293,395	6,953,462

Electronic Equipment Manufacturers 1.18%		5,710,400
I.D. Systems, Inc. (I)	830,000	5,710,400

Environmental & Facilities Services 2.66%		12,893,353
EnergySolutions, Inc.	290,417	5,956,453
Team, Inc. (I)	190,000	6,936,900

Health Care Equipment 12.36%		59,798,468
Conceptus, Inc. (I)	256,000	4,369,920
Electro-Optical Sciences, Inc. (C)(I)	632,045	3,830,193
Electro-Optical Sciences, Inc. (I)(K)	147,590	894,395
Micrus Endovascular Corp. (I)	321,919	4,680,702
NuVasive, Inc. (I)	194,435	10,921,414
ResMed, Inc. (I)	256,800	9,712,176
SenoRx, Inc. (I)	485,850	3,507,837
Somanetics Corp. (I)	341,366	7,482,743
SonoSite, Inc. (I)	264,500	8,665,020
Spectranetics Corp. (I)	640,678	5,734,068

Health Care Services 1.48%		7,143,636
HealthExtras, Inc. (I)	123,067	3,693,241
Providence Service Corp. (I)	316,550	3,450,395

Health Care Supplies 2.01%		9,736,403
Align Technology, Inc. (I)	561,000	5,615,610
RTI Biologics, Inc. (I)	497,080	4,120,793

Health Care Technology 1.69%		8,190,000
Allscripts Healthcare Solutions, Inc. (I)	472,000	5,687,600
Phase Forward, Inc. (I)	136,000	2,502,400

Household Appliances 2.04%		9,887,515
iRobot Corp. (I)	713,900	9,887,515

Industrial Machinery 1.28%		6,187,140
Flow International Corp. (I)	929,000	6,187,140

Internet Software & Services 3.33%		16,139,686
Constant Contact, Inc. (I)	490,353	8,738,090
TechTarget (I)	190,958	1,353,892
VistaPrint Ltd. (I)	234,680	6,047,704

Investment Banking & Brokerage 1.25%		6,034,158
FCStone Group, Inc. (I)	313,300	6,034,158

Life Sciences Tools & Services 5.76%		27,866,592
AMAG Pharmaceuticals, Inc. (I)	170,150	6,976,150
Caliper Life Sciences, Inc. (I)	878,162	3,486,303
Exelixis, Inc. (I)	822,250	5,755,750
Kendle International, Inc. (I)	103,500	4,259,025
Sequenom, Inc. (I)(K)	345,944	7,389,364

Movies & Entertainment 3.01%		14,578,317
Imax Corp. (C)(I)	1,895,750	14,578,317

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value
Oil & Gas Equipment & Services 1.70%		8,205,390
Superior Energy Services, Inc. (I)	173,000	8,205,390

Oil & Gas Exploration & Production 3.42%		16,542,991
InterOil Corp.	593,577	16,542,991

Packaged Foods & Meats 1.73%		8,349,670
Green Mountain Coffee Roasters, Inc. (I)	85,000	3,089,750
Smart Balance, Inc. (I)	710,800	5,259,920

Pharmaceuticals 2.93%		14,157,820
Bioform Medical, Inc. (I)	735,409	3,721,169
Inspire Pharmaceuticals, Inc. (I)	933,000	3,526,740
Matrixx Initiatives, Inc. (I)	374,724	6,909,911

Property & Casualty Insurance 2.40%		11,594,456
Infinity Property & Casualty Corp.	130,600	5,819,536
ProAssurance Corp. (I)	118,000	5,774,920

Regional Banks 4.09%		19,789,384
IBERIANBANK Corp.	146,475	7,540,533
Pacific Mercantile Bancorp.	300,000	1,953,000
PrivateBancorp, Inc.	220,000	6,501,000
Signature Bank (I)	128,945	3,794,851

Restaurants 0.83%		4,005,248
Texas Roadhouse, Inc. (Class A) (I)	431,600	4,005,248

Semiconductor Equipment 5.73%		27,741,503
FormFactor, Inc. (I)	381,780	6,642,972
Mattson Technology, Inc. (I)	1,279,000	5,768,290
Rubicon Technology, Inc. (I)	211,518	2,749,734
Tessera Technologies, Inc. (I)	395,098	6,882,607
Varian Semiconductor Equipment Associates, Inc. (I)	195,000	5,697,900

Semiconductors 1.79%		8,682,713
Netlogic Microsystems, Inc. (I)	271,250	8,682,713

Specialized Finance 1.36%		6,560,090
Portfolio Recovery Associates, Inc. (I)	164,537	6,560,090

Specialty Stores 1.35%		6,524,553
Hibbett Sports, Inc. (I)	309,955	6,524,553

Steel 1.02%		4,917,156
Haynes International, Inc. (I)	103,650	4,917,156

Systems Software 2.03%		9,842,657
NetSuite, Inc. (I)	159,500	2,752,970
Progress Software Corp. (I)	240,900	7,089,687

Trucking 1.21%		5,860,907
Landstar System, Inc.	115,874	5,860,907

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value
Warrants 0.01%		$46,530
(Cost $0)

Health Care Supplies 0.01%		45,453
Electro-Optical Sciences, Inc. (B)(C)(I)	26,639	45,453

Internet Software & Services 0.00%		1,077
Access Integrated Techonologies, Inc. (B)(I)	75,000	1,077

Total investments (Cost $519,602,260)† 100.50%		$486,251,277

Other assets and liabilities, net (0.50%)		($2,423,988)

Total net assets 100.00%		$483,827,289

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(B) These securities af fair valued in good faith under procedures established by the Boad of Trustees. These securities amounted to $3,993,006 or 0.83% of the Fund’s net assets as of July 31, 2008.

(C) The Fund holds 5% or more of the outstanding voting security of the issuer.

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended July 31, 2008, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	Value
Electro-Optical Sciences, Inc.[1]

bought; none, sold
65,155 shares	697,200	632,045	$141,846	--	$3,830,193

Electro-Optical Sciences, Inc.[2]

bought; none,
sold none	26,639	26,639	--	--	45,453
Imax Corp.

bought; none,
sold: 183,500 shares	2,079,250	1,895,750	536,555	--	14,578,318

Totals			$861,901	--	$18,408,511

1 Direct placement security.

2 Warrants security.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these restricted securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2008
Electro-Optical Sciences, Inc.
common stock	10-31-06	$841,263	0.17%	$ 894,395
Force Protection, Inc.
common stock	07-21-06	8,665,950	0.93%	4,504,920
Fushi Copperweld, Inc.
common stock	10-25-07	2,337,720	0.54%	2,613,237
Progressive Gaming International Corp.
common stock	08-15-07	1,976,850	0.11%	527,160
Sequenom, Inc.
common stock	10-29-07	3,113,496	1.53%	7,389,364
Total			3.28%	$ 15,929,648

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $519,602,602. Net unrealized depreciation aggregated $33,350,983, of which $85,687,334 related to appreciated investment securities and $119,038,317 related to depreciated investment securities.

Written options for the period ended July 31, 2008 were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Outstanding, beginning of period	357	$73,328
Options written	1,677	493,103
Options closed	(537)	(159,406)
Options exercised	(605)	(169,369)
Options expired	(613)	(123,245)
Outstanding, end of period	279	$114,411

Summary of written options on securities outstanding on July 31, 2008:

NAME OF ISSUER	NUMBER OF	EXERCISE	EXPIRATION
	CONTRACTS	PRICE	DATE	VALUE
CALLS
Superior Energy
Services, Inc.	80	$50	Aug 2008	($8,800)
Superior Energy
Services, Inc.	49	55	Aug 2008	(980)
Superior Energy
Services, Inc.	150	50	Sept 2008	(35,250)
Total	279			($45,030)

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Options
The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3 7/08
9/08

John Hancock MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value
Common stocks 97.54%		$469,630,385
(Cost $429,899,044)

Aerospace & Defense 0.65%		3,123,386
AerCap Holdings NV (I)	204,678	3,123,386

Application Software 0.64%		3,083,981
Net 1 UEPS Technologies, Inc. (I)	130,788	3,083,981

Asset Management & Custody Banks 19.24%		92,634,223
Aberdeen Asset Management PLC	5,105,599	14,267,515
Ameriprise Financial, Inc.	201,129	8,547,982
Bank of New York Mellon Corp.	438,816	15,577,968
BlackRock, Inc. (Class A)	72,491	15,709,525
State Street Corp.	299,543	21,459,260
T. Rowe Price Group, Inc.	285,246	17,071,973

Consumer Finance 4.45%		21,417,393
American Express Co.	296,925	11,021,856
Discover Financial Services	332,364	4,869,133
Visa, Inc. (Class A)	75,642	5,526,404

Data Processing & Outsourced Services 3.00%		14,465,130
Wright Express Corp. (I)	544,826	14,465,130

Diversified Banks 5.79%		27,860,315
Banco Bradesco SA ADR	244,902	5,199,270
Banco Itau Holding Financeira SA	204,262	4,350,781
BNP Paribas SA	145,263	14,320,297
Kookmin Bank ADR	16,563	949,722
Wachovia Corp.	176,042	3,040,245

Diversified Financial Services 7.58%		36,506,367
Bank of America Corp.	673,273	22,150,682
Citigroup, Inc.	537,148	10,039,296
GlobeOp Financial Services	1,100,000	4,316,389

Insurance Brokers 7.05%		33,953,768
Aon Corp.	500,302	22,913,832
Willis Group Holdings, Ltd.	353,052	11,039,936

Investment Banking & Brokerage 8.84%		42,557,946
Charles Schwab Corp.	839,856	19,224,304
Goldman Sachs Group, Inc.	21,481	3,953,363
GP Investments Ltd. (I)	490,556	5,543,536
ICAP PLC	400,948	3,955,377
Lazard Ltd. (Class A)	242,131	9,881,366

Life & Health Insurance 7.72%		37,166,096
Aflac, Inc.	146,938	8,171,222
Principal Financial Group, Inc.	248,093	10,546,433
Prudential Financial, Inc.	267,485	18,448,441

Multi-Line Insurance 7.46%		35,925,543
American International Group, Inc.	343,880	8,958,074
Hartford Financial Services Group, Inc.	171,154	10,849,452

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer		Shares	Value

Multi-Line Insurance (continued)
HCC Insurance Holdings, Inc.		82,517	1,869,010
MetLife, Inc.		280,658	14,249,007

Property & Casualty Insurance 9.14%			44,028,336
ACE Ltd.		292,970	14,853,579
Axis Capital Holdings Ltd.		237,440	7,522,099
Berkshire Hathaway, Inc. (Class A) (I)		148	16,938,600
Progressive Corp.		232,793	4,714,058

Regional Banks 4.32%			20,818,069
Banco Daycoval SA (I)		279,153	2,001,461
BB&T Corp.		55,254	1,548,217
Colonial BancGroup, Inc. (L)		153,053	1,019,333
KeyCorp		86,595	913,577
National City Corp. (L)		499,194	2,361,188
PrivateBancorp, Inc. (L)		124,940	3,691,977
Prosperity Bancshares, Inc.		45,485	1,460,068
Signature Bank (I)		181,627	5,345,283
Synovus Financial Corp. (L)		260,459	2,476,965

Reinsurance 3.46%			16,642,133
PartnerRe Ltd.		155,635	10,944,253
Platinum Underwriters Holdings Ltd.		157,836	5,697,880

Specialized Finance 7.62%			36,666,732
Bovespa Holdings SA		361,879	4,526,087
Interactive Brokers Group, Inc. (Class A) (I)		280,291	7,864,965
Nasdaq OMX Group, Inc. (I)		190,724	5,296,406
Nymex Holdings, Inc.		140,708	11,535,242
NYSE Euronext		157,579	7,444,032

Thrifts & Mortgage Finance 0.58%			2,780,967
People's United Financial, Inc.		163,779	2,780,967

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 3.92%			$18,871,718
(Cost $18,871,718)

Joint Repurchase Agreement 2.50%			12,032,000
Joint Repurchase Agreement with Barclays PLC, dated 7-31-08 at
2.05% to be repurchased at $12,032,685 on 8-1-08, collateralized by $7,447,111 U.S. Treasury Inflation Indexed Bond 3.675% on 4-
15-28 (valued at $12,272,640 including interest).		$12,032	12,032,000
		Shares

Cash Equivalents 1.42%			6,839,718
John Hancock Cash Investment Trust (T)(W)	2.5734%(Y)	6,839,718	6,839,718

Total investments (Cost $448,770,762)† 101.46%			$488,502,103

Other assets and liabilities, net (1.46%)			($7,026,174)

Total net assets 100.00%			$481,475,929

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $455,714,783. Net unrealized appreciation aggregated $32,787,320, of which $70,128,646 related to appreciated investment securities and $37,341,326 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008